Income Taxes (Tax Pool Amounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Canada [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards	$ 67
Operating Loss Carryforwards, Expiration Dates	2015 - 2032
Alternative Minimum Tax Credits [Member] | United States [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Indefinite
Other Tax Carryforward, Gross Amount	102
Charitable Donations [Member] | Canada [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	2015 - 2017
Other Tax Carryforward, Gross Amount	26
Foreign Tax Credits [Member] | United States [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	2021-12-31
Other Tax Carryforward, Gross Amount	20
Capital Loss Carryforward [Member] | Canada [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Indefinite
Other Tax Carryforward, Gross Amount	$ 406